Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JPMorgan Trust II
Entity Central Index Key	0000763852
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000106056 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Growth Fund
Class Name	Class R6 Shares
Trading Symbol	JMGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Growth Fund (Class R6 Shares)	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 12.54% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell Midcap Growth Index returned 6.17% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and industrials sectors contributed to relative performance.
  The Fund’s overweight allocations to Ciena and Teradyne contributed to relative performance.
  The Fund’s security selection in the consumer discretionary sector and underweight allocation to the basic materials sector detracted from relative performance.
  The Fund’s underweight allocation to Astera Labs and not owning Targa Resources detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Growth Fund (Class R6 Shares)	November 1, 2011	12.54%	4.93%	13.91%
Russell 3000 Index		22.82	12.31	15.06
Russell Midcap Growth Index		6.17	6.03	13.04

Performance Inception Date	Nov. 01, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 13,213,733,000
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 72,076,000
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$13,213,733
Total number of portfolio holdings	118
Portfolio turnover rate	78%
Total advisory fees paid (000's)	$72,076

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000106055 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Growth Fund
Class Name	Class R5 Shares
Trading Symbol	JMGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Growth Fund (Class R5 Shares)	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R5 Shares returned 12.44% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell Midcap Growth Index returned 6.17% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and industrials sectors contributed to relative performance.
  The Fund’s overweight allocations to Ciena and Teradyne contributed to relative performance.
  The Fund’s security selection in the consumer discretionary sector and underweight allocation to the basic materials sector detracted from relative performance.
  The Fund’s underweight allocation to Astera Labs and not owning Targa Resources detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Growth Fund (Class R5 Shares)	November 1, 2011	12.44%	4.84%	13.83%
Russell 3000 Index		22.82	12.31	15.06
Russell Midcap Growth Index		6.17	6.03	13.04

Performance Inception Date	Nov. 01, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 13,213,733,000
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 72,076,000
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$13,213,733
Total number of portfolio holdings	118
Portfolio turnover rate	78%
Total advisory fees paid (000's)	$72,076

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000173560 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Growth Fund
Class Name	Class R4 Shares
Trading Symbol	JMGQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Growth Fund (Class R4 Shares)	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R4 Shares returned 12.25% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell Midcap Growth Index returned 6.17% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and industrials sectors contributed to relative performance.
  The Fund’s overweight allocations to Ciena and Teradyne contributed to relative performance.
  The Fund’s security selection in the consumer discretionary sector and underweight allocation to the basic materials sector detracted from relative performance.
  The Fund’s underweight allocation to Astera Labs and not owning Targa Resources detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Growth Fund (Class R4 Shares)	September 9, 2016	12.25%	4.67%	13.63%
Russell 3000 Index		22.82	12.31	15.06
Russell Midcap Growth Index		6.17	6.03	13.04

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 13,213,733,000
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 72,076,000
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$13,213,733
Total number of portfolio holdings	118
Portfolio turnover rate	78%
Total advisory fees paid (000's)	$72,076

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000173559 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Growth Fund
Class Name	Class R3 Shares
Trading Symbol	JMGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Growth Fund (Class R3 Shares)	$122	1.15%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R3 Shares returned 12.00% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell Midcap Growth Index returned 6.17% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and industrials sectors contributed to relative performance.
  The Fund’s overweight allocations to Ciena and Teradyne contributed to relative performance.
  The Fund’s security selection in the consumer discretionary sector and underweight allocation to the basic materials sector detracted from relative performance.
  The Fund’s underweight allocation to Astera Labs and not owning Targa Resources detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Growth Fund (Class R3 Shares)	September 9, 2016	12.00%	4.41%	13.34%
Russell 3000 Index		22.82	12.31	15.06
Russell Midcap Growth Index		6.17	6.03	13.04

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 13,213,733,000
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 72,076,000
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$13,213,733
Total number of portfolio holdings	118
Portfolio turnover rate	78%
Total advisory fees paid (000's)	$72,076

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000077259 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Growth Fund
Class Name	Class R2 Shares
Trading Symbol	JMGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Growth Fund (Class R2 Shares)	$148	1.40%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R2 Shares returned 11.71% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell Midcap Growth Index returned 6.17% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and industrials sectors contributed to relative performance.
  The Fund’s overweight allocations to Ciena and Teradyne contributed to relative performance.
  The Fund’s security selection in the consumer discretionary sector and underweight allocation to the basic materials sector detracted from relative performance.
  The Fund’s underweight allocation to Astera Labs and not owning Targa Resources detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Growth Fund (Class R2 Shares)	June 19, 2009	11.71%	4.15%	13.07%
Russell 3000 Index		22.82	12.31	15.06
Russell Midcap Growth Index		6.17	6.03	13.04

Performance Inception Date	Jun. 19, 2009
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 13,213,733,000
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 72,076,000
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$13,213,733
Total number of portfolio holdings	118
Portfolio turnover rate	78%
Total advisory fees paid (000's)	$72,076

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000010157 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Growth Fund
Class Name	Class I Shares
Trading Symbol	HLGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Growth Fund (Class I Shares)	$89	0.84%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 12.34% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell Midcap Growth Index returned 6.17% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and industrials sectors contributed to relative performance.
  The Fund’s overweight allocations to Ciena and Teradyne contributed to relative performance.
  The Fund’s security selection in the consumer discretionary sector and underweight allocation to the basic materials sector detracted from relative performance.
  The Fund’s underweight allocation to Astera Labs and not owning Targa Resources detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Growth Fund (Class I Shares)	March 2, 1989	12.34%	4.74%	13.69%
Russell 3000 Index		22.82	12.31	15.06
Russell Midcap Growth Index		6.17	6.03	13.04

Performance Inception Date	Mar. 02, 1989
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 13,213,733,000
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 72,076,000
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$13,213,733
Total number of portfolio holdings	118
Portfolio turnover rate	78%
Total advisory fees paid (000's)	$72,076

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000010160 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Growth Fund
Class Name	Class C Shares
Trading Symbol	OMGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Growth Fund (Class C Shares)	$168	1.59%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 11.48% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell Midcap Growth Index returned 6.17% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and industrials sectors contributed to relative performance.
  The Fund’s overweight allocations to Ciena and Teradyne contributed to relative performance.
  The Fund’s security selection in the consumer discretionary sector and underweight allocation to the basic materials sector detracted from relative performance.
  The Fund’s underweight allocation to Astera Labs and not owning Targa Resources detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Growth Fund (Class C Shares)	November 4, 1997	10.48%	3.94%	12.92%
JPMorgan Mid Cap Growth Fund (Class C Shares) - excluding sales charge		11.48	3.94	12.92
Russell 3000 Index		22.82	12.31	15.06
Russell Midcap Growth Index		6.17	6.03	13.04

Performance Inception Date	Nov. 04, 1997
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 13,213,733,000
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 72,076,000
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$13,213,733
Total number of portfolio holdings	118
Portfolio turnover rate	78%
Total advisory fees paid (000's)	$72,076

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000010158 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Growth Fund
Class Name	Class A Shares
Trading Symbol	OSGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Growth Fund (Class A Shares)	$115	1.09%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 12.06% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell Midcap Growth Index returned 6.17% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and industrials sectors contributed to relative performance.
  The Fund’s overweight allocations to Ciena and Teradyne contributed to relative performance.
  The Fund’s security selection in the consumer discretionary sector and underweight allocation to the basic materials sector detracted from relative performance.
  The Fund’s underweight allocation to Astera Labs and not owning Targa Resources detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Growth Fund (Class A Shares)	February 18, 1992	6.17%	3.35%	12.76%
JPMorgan Mid Cap Growth Fund (Class A Shares) - excluding sales charge		12.06	4.47	13.37
Russell 3000 Index		22.82	12.31	15.06
Russell Midcap Growth Index		6.17	6.03	13.04

Performance Inception Date	Feb. 18, 1992
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 13,213,733,000
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 72,076,000
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$13,213,733
Total number of portfolio holdings	118
Portfolio turnover rate	78%
Total advisory fees paid (000's)	$72,076

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000010744 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Income Fund
Class Name	Class A Shares
Trading Symbol	OIEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Income Fund (Class A Shares)	$105	0.95%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 21.53% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Value Index returned 27.12% for the twelve months ended June 30, 2026.
  The Fund's security selection in the information technology and communication services sectors detracted from relative performance.
  The Fund's underweight allocation to Micron Technology and Intel detracted from relative performance.
  The Fund's security selection in the health care and utilities sectors contributed to relative  performance.
  The Fund's overweight allocation to Seagate Technology and Corning contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Income Fund (Class A Shares)	February 18, 1992	15.13%	8.55%	10.68%
JPMorgan Equity Income Fund (Class A Shares) - excluding sales charge		21.53	9.73	11.28
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Value Index		27.12	11.17	11.52

Performance Inception Date	Feb. 18, 1992
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 43,500,830,000
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 173,069,000
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$43,500,830
Total number of portfolio holdings	83
Portfolio turnover rate	38%
Total advisory fees paid (000's)	$173,069

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Industrial Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Industrial Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000010746 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Income Fund
Class Name	Class C Shares
Trading Symbol	OINCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Income Fund (Class C Shares)	$160	1.45%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 20.91% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Value Index returned 27.12% for the twelve months ended June 30, 2026.
  The Fund's security selection in the information technology and communication services sectors detracted from relative performance.
  The Fund's underweight allocation to Micron Technology and Intel detracted from relative performance.
  The Fund's security selection in the health care and utilities sectors contributed to relative  performance.
  The Fund's overweight allocation to Seagate Technology and Corning contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Income Fund (Class C Shares)	November 4, 1997	19.91%	9.17%	10.83%
JPMorgan Equity Income Fund (Class C Shares) - excluding sales charge		20.91	9.17	10.83
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Value Index		27.12	11.17	11.52

Performance Inception Date	Nov. 04, 1997
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 43,500,830,000
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 173,069,000
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$43,500,830
Total number of portfolio holdings	83
Portfolio turnover rate	38%
Total advisory fees paid (000's)	$173,069

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Industrial Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Industrial Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000010743 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Income Fund
Class Name	Class I Shares
Trading Symbol	HLIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Income Fund (Class I Shares)	$77	0.69%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 21.82% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Value Index returned 27.12% for the twelve months ended June 30, 2026.
  The Fund's security selection in the information technology and communication services sectors detracted from relative performance.
  The Fund's underweight allocation to Micron Technology and Intel detracted from relative performance.
  The Fund's security selection in the health care and utilities sectors contributed to relative  performance.
  The Fund's overweight allocation to Seagate Technology and Corning contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Income Fund (Class I Shares)	July 2, 1987	21.82%	10.01%	11.56%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Value Index		27.12	11.17	11.52

Performance Inception Date	Jul. 02, 1987
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 43,500,830,000
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 173,069,000
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$43,500,830
Total number of portfolio holdings	83
Portfolio turnover rate	38%
Total advisory fees paid (000's)	$173,069

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Industrial Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Industrial Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000098140 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Income Fund
Class Name	Class R2 Shares
Trading Symbol	OIEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Income Fund (Class R2 Shares)	$133	1.20%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R2 Shares returned 21.23% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Value Index returned 27.12% for the twelve months ended June 30, 2026.
  The Fund's security selection in the information technology and communication services sectors detracted from relative performance.
  The Fund's underweight allocation to Micron Technology and Intel detracted from relative performance.
  The Fund's security selection in the health care and utilities sectors contributed to relative  performance.
  The Fund's overweight allocation to Seagate Technology and Corning contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Income Fund (Class R2 Shares)	February 28, 2011	21.23%	9.45%	10.99%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Value Index		27.12	11.17	11.52

Performance Inception Date	Feb. 28, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 43,500,830,000
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 173,069,000
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$43,500,830
Total number of portfolio holdings	83
Portfolio turnover rate	38%
Total advisory fees paid (000's)	$173,069

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Industrial Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Industrial Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000173561 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Income Fund
Class Name	Class R3 Shares
Trading Symbol	OIEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Income Fund (Class R3 Shares)	$105	0.95%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R3 Shares returned 21.55% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Value Index returned 27.12% for the twelve months ended June 30, 2026.
  The Fund's security selection in the information technology and communication services sectors detracted from relative performance.
  The Fund's underweight allocation to Micron Technology and Intel detracted from relative performance.
  The Fund's security selection in the health care and utilities sectors contributed to relative  performance.
  The Fund's overweight allocation to Seagate Technology and Corning contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Income Fund (Class R3 Shares)	September 9, 2016	21.55%	9.73%	11.28%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Value Index		27.12	11.17	11.52

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 43,500,830,000
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 173,069,000
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$43,500,830
Total number of portfolio holdings	83
Portfolio turnover rate	38%
Total advisory fees paid (000's)	$173,069

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Industrial Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Industrial Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000173562 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Income Fund
Class Name	Class R4 Shares
Trading Symbol	OIEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Income Fund (Class R4 Shares)	$77	0.70%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R4 Shares returned 21.83% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Value Index returned 27.12% for the twelve months ended June 30, 2026.
  The Fund's security selection in the information technology and communication services sectors detracted from relative performance.
  The Fund's underweight allocation to Micron Technology and Intel detracted from relative performance.
  The Fund's security selection in the health care and utilities sectors contributed to relative  performance.
  The Fund's overweight allocation to Seagate Technology and Corning contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Income Fund (Class R4 Shares)	September 9, 2016	21.83%	10.00%	11.56%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Value Index		27.12	11.17	11.52

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 43,500,830,000
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 173,069,000
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$43,500,830
Total number of portfolio holdings	83
Portfolio turnover rate	38%
Total advisory fees paid (000's)	$173,069

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Industrial Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Industrial Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000098141 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Income Fund
Class Name	Class R5 Shares
Trading Symbol	OIERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Income Fund (Class R5 Shares)	$61	0.55%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R5 Shares returned 22.06% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Value Index returned 27.12% for the twelve months ended June 30, 2026.
  The Fund's security selection in the information technology and communication services sectors detracted from relative performance.
  The Fund's underweight allocation to Micron Technology and Intel detracted from relative performance.
  The Fund's security selection in the health care and utilities sectors contributed to relative  performance.
  The Fund's overweight allocation to Seagate Technology and Corning contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Income Fund (Class R5 Shares)	February 28, 2011	22.06%	10.18%	11.74%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Value Index		27.12	11.17	11.52

Performance Inception Date	Feb. 28, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 43,500,830,000
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 173,069,000
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$43,500,830
Total number of portfolio holdings	83
Portfolio turnover rate	38%
Total advisory fees paid (000's)	$173,069

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Industrial Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Industrial Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000109963 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Income Fund
Class Name	Class R6 Shares
Trading Symbol	OIEJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Income Fund (Class R6 Shares)	$50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 22.12% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Value Index returned 27.12% for the twelve months ended June 30, 2026.
  The Fund's security selection in the information technology and communication services sectors detracted from relative performance.
  The Fund's underweight allocation to Micron Technology and Intel detracted from relative performance.
  The Fund's security selection in the health care and utilities sectors contributed to relative  performance.
  The Fund's overweight allocation to Seagate Technology and Corning contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Income Fund (Class R6 Shares)	January 31, 2012	22.12%	10.28%	11.84%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Value Index		27.12	11.17	11.52

Performance Inception Date	Jan. 31, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 43,500,830,000
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 173,069,000
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$43,500,830
Total number of portfolio holdings	83
Portfolio turnover rate	38%
Total advisory fees paid (000's)	$173,069

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Industrial Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Industrial Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000173239 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Index Fund
Class Name	Class R6 Shares
Trading Symbol	OGFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Index Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Index Fund (Class R6 Shares)	$5	0.04%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 22.27% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% for the twelve months ended June 30, 2026.
  Consistent with its indexing strategy, the Fund closely tracked the total return of the Index.
  For the twelve months ended June 30, 2026, U.S. large-cap equities provided strong returns as results were supported by solid earnings growth. Earnings improved as results came in better than expected. Leadership remained concentrated in mega-cap technology, helped by continued AI enthusiasm and investment. Volatility persisted at times as investors weighed macro and policy risks. Oil price moves tied to the U.S.-Iran conflict added to inflation concerns and contributed to market uncertainty.
  All sectors in the Index produced positive returns. Information technology and energy were the best performing sectors, with both providing returns over 20%. Financials and consumer staples were the lowest returning sectors, with both in the mid-single-digit range.
  The Fund achieved its indexing objective by following a full replication approach, owning all stocks in the Index in nearly the same weights. Further cash was minimized, and cash held was equitized with futures to limit any drag on performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Index Fund (Class R6 Shares)	September 1, 2016	22.27%	13.35%	15.45%
S&P 500 Index		22.32	13.41	15.51

Performance Inception Date	Sep. 01, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 13,895,155,000
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$13,895,155
Total number of portfolio holdings	508
Portfolio turnover rate	9%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Diversification Risk” to its prospectus as of December 1, 2025. This disclosure was added because the Fund, which is classified as “diversified” under the 1940 Act, may operate as a “non-diversified” fund, as defined by the 1940 Act, to the approximate extent the S&P 500 Index is non-diversified. The Fund may, therefore, operate as a non-diversified fund solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500 Index. A non-diversified fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities. The value of the Fund’s shares may also be more volatile than the value of a fund which invests in more securities.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
The Fund added “Diversification Risk” to its prospectus as of December 1, 2025. This disclosure was added because the Fund, which is classified as “diversified” under the 1940 Act, may operate as a “non-diversified” fund, as defined by the 1940 Act, to the approximate extent the S&P 500 Index is non-diversified. The Fund may, therefore, operate as a non-diversified fund solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500 Index. A non-diversified fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities. The value of the Fund’s shares may also be more volatile than the value of a fund which invests in more securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000010747 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Index Fund
Class Name	Class I Shares
Trading Symbol	HLEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Index Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Index Fund (Class I Shares)	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 22.09% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% for the twelve months ended June 30, 2026.
  Consistent with its indexing strategy, the Fund closely tracked the total return of the Index.
  For the twelve months ended June 30, 2026, U.S. large-cap equities provided strong returns as results were supported by solid earnings growth. Earnings improved as results came in better than expected. Leadership remained concentrated in mega-cap technology, helped by continued AI enthusiasm and investment. Volatility persisted at times as investors weighed macro and policy risks. Oil price moves tied to the U.S.-Iran conflict added to inflation concerns and contributed to market uncertainty.
  All sectors in the Index produced positive returns. Information technology and energy were the best performing sectors, with both providing returns over 20%. Financials and consumer staples were the lowest returning sectors, with both in the mid-single-digit range.
  The Fund achieved its indexing objective by following a full replication approach, owning all stocks in the Index in nearly the same weights. Further cash was minimized, and cash held was equitized with futures to limit any drag on performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Index Fund (Class I Shares)	July 2, 1991	22.09%	13.17%	15.28%
S&P 500 Index		22.32	13.41	15.51

Performance Inception Date	Jul. 02, 1991
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 13,895,155,000
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$13,895,155
Total number of portfolio holdings	508
Portfolio turnover rate	9%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Diversification Risk” to its prospectus as of December 1, 2025. This disclosure was added because the Fund, which is classified as “diversified” under the 1940 Act, may operate as a “non-diversified” fund, as defined by the 1940 Act, to the approximate extent the S&P 500 Index is non-diversified. The Fund may, therefore, operate as a non-diversified fund solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500 Index. A non-diversified fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities. The value of the Fund’s shares may also be more volatile than the value of a fund which invests in more securities.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
The Fund added “Diversification Risk” to its prospectus as of December 1, 2025. This disclosure was added because the Fund, which is classified as “diversified” under the 1940 Act, may operate as a “non-diversified” fund, as defined by the 1940 Act, to the approximate extent the S&P 500 Index is non-diversified. The Fund may, therefore, operate as a non-diversified fund solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500 Index. A non-diversified fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities. The value of the Fund’s shares may also be more volatile than the value of a fund which invests in more securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000010750 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Index Fund
Class Name	Class C Shares
Trading Symbol	OEICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Index Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Index Fund (Class C Shares)	$116	1.05%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 21.04% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% for the twelve months ended June 30, 2026.
  Consistent with its indexing strategy, the Fund closely tracked the total return of the Index.
  For the twelve months ended June 30, 2026, U.S. large-cap equities provided strong returns as results were supported by solid earnings growth. Earnings improved as results came in better than expected. Leadership remained concentrated in mega-cap technology, helped by continued AI enthusiasm and investment. Volatility persisted at times as investors weighed macro and policy risks. Oil price moves tied to the U.S.-Iran conflict added to inflation concerns and contributed to market uncertainty.
  All sectors in the Index produced positive returns. Information technology and energy were the best performing sectors, with both providing returns over 20%. Financials and consumer staples were the lowest returning sectors, with both in the mid-single-digit range.
  The Fund achieved its indexing objective by following a full replication approach, owning all stocks in the Index in nearly the same weights. Further cash was minimized, and cash held was equitized with futures to limit any drag on performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Index Fund (Class C Shares)	November 4, 1997	20.04%	12.22%	14.43%
JPMorgan Equity Index Fund (Class C Shares) - excluding sales charge		21.04	12.22	14.43
S&P 500 Index		22.32	13.41	15.51

Performance Inception Date	Nov. 04, 1997
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 13,895,155,000
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$13,895,155
Total number of portfolio holdings	508
Portfolio turnover rate	9%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Diversification Risk” to its prospectus as of December 1, 2025. This disclosure was added because the Fund, which is classified as “diversified” under the 1940 Act, may operate as a “non-diversified” fund, as defined by the 1940 Act, to the approximate extent the S&P 500 Index is non-diversified. The Fund may, therefore, operate as a non-diversified fund solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500 Index. A non-diversified fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities. The value of the Fund’s shares may also be more volatile than the value of a fund which invests in more securities.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
The Fund added “Diversification Risk” to its prospectus as of December 1, 2025. This disclosure was added because the Fund, which is classified as “diversified” under the 1940 Act, may operate as a “non-diversified” fund, as defined by the 1940 Act, to the approximate extent the S&P 500 Index is non-diversified. The Fund may, therefore, operate as a non-diversified fund solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500 Index. A non-diversified fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities. The value of the Fund’s shares may also be more volatile than the value of a fund which invests in more securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000010748 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Index Fund
Class Name	Class A Shares
Trading Symbol	OGEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Index Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Index Fund (Class A Shares)	$50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 21.77% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% for the twelve months ended June 30, 2026.
  Consistent with its indexing strategy, the Fund closely tracked the total return of the Index.
  For the twelve months ended June 30, 2026, U.S. large-cap equities provided strong returns as results were supported by solid earnings growth. Earnings improved as results came in better than expected. Leadership remained concentrated in mega-cap technology, helped by continued AI enthusiasm and investment. Volatility persisted at times as investors weighed macro and policy risks. Oil price moves tied to the U.S.-Iran conflict added to inflation concerns and contributed to market uncertainty.
  All sectors in the Index produced positive returns. Information technology and energy were the best performing sectors, with both providing returns over 20%. Financials and consumer staples were the lowest returning sectors, with both in the mid-single-digit range.
  The Fund achieved its indexing objective by following a full replication approach, owning all stocks in the Index in nearly the same weights. Further cash was minimized, and cash held was equitized with futures to limit any drag on performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Index Fund (Class A Shares)	February 18, 1992	15.38%	11.68%	14.37%
JPMorgan Equity Index Fund (Class A Shares) - excluding sales charge		21.77	12.89	14.99
S&P 500 Index		22.32	13.41	15.51

Performance Inception Date	Feb. 18, 1992
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 13,895,155,000
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$13,895,155
Total number of portfolio holdings	508
Portfolio turnover rate	9%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Diversification Risk” to its prospectus as of December 1, 2025. This disclosure was added because the Fund, which is classified as “diversified” under the 1940 Act, may operate as a “non-diversified” fund, as defined by the 1940 Act, to the approximate extent the S&P 500 Index is non-diversified. The Fund may, therefore, operate as a non-diversified fund solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500 Index. A non-diversified fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities. The value of the Fund’s shares may also be more volatile than the value of a fund which invests in more securities.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
The Fund added “Diversification Risk” to its prospectus as of December 1, 2025. This disclosure was added because the Fund, which is classified as “diversified” under the 1940 Act, may operate as a “non-diversified” fund, as defined by the 1940 Act, to the approximate extent the S&P 500 Index is non-diversified. The Fund may, therefore, operate as a non-diversified fund solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500 Index. A non-diversified fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities. The value of the Fund’s shares may also be more volatile than the value of a fund which invests in more securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000010793 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SMID Cap Equity Fund
Class Name	Class A Shares
Trading Symbol	PECAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SMID Cap Equity Fund (Class A Shares)	$115	1.09%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SMID Cap Equity Fund's Class A Shares, without a sales charge, returned 10.64% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2500 Index (the "Index") returned 36.72% for the twelve months ended June 30, 2026.
  The Fund's security selection in financials and technology detracted from performance.
  The Fund's security selection in basic materials and consumer staples contributed to performance.
  The Fund's underweight allocation to Sandisk and overweight allocation to Morningstar detracted from performance.
  The Fund's overweight allocation to MACOM Technology Solutions and Entegris contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SMID Cap Equity Fund (Class A Shares)	May 1, 1992	4.81%	2.51%	6.92%
JPMorgan SMID Cap Equity Fund (Class A Shares) - excluding sales charge		10.64	3.62	7.49
Russell 3000 Index		22.82	12.31	15.06
Russell 2500 Index		36.72	8.30	12.25

Performance Inception Date	May 01, 1992
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 314,568,000
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 1,493,000
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$314,568
Total number of portfolio holdings	116
Portfolio turnover rate	60%
Total advisory fees paid (000's)	$1,493

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010795 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SMID Cap Equity Fund
Class Name	Class C Shares
Trading Symbol	ODMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SMID Cap Equity Fund (Class C Shares)	$167	1.59%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SMID Cap Equity Fund's Class C Shares, without a sales charge, returned 10.03% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2500 Index (the "Index") returned 36.72% for the twelve months ended June 30, 2026.
  The Fund's security selection in financials and technology detracted from performance.
  The Fund's security selection in basic materials and consumer staples contributed to performance.
  The Fund's underweight allocation to Sandisk and overweight allocation to Morningstar detracted from performance.
  The Fund's overweight allocation to MACOM Technology Solutions and Entegris contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SMID Cap Equity Fund (Class C Shares)	March 22, 1999	9.03%	3.10%	7.05%
JPMorgan SMID Cap Equity Fund (Class C Shares) - excluding sales charge		10.03	3.10	7.05
Russell 3000 Index		22.82	12.31	15.06
Russell 2500 Index		36.72	8.30	12.25

Performance Inception Date	Mar. 22, 1999
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 314,568,000
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 1,493,000
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$314,568
Total number of portfolio holdings	116
Portfolio turnover rate	60%
Total advisory fees paid (000's)	$1,493

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010792 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SMID Cap Equity Fund
Class Name	Class I Shares
Trading Symbol	WOOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SMID Cap Equity Fund (Class I Shares)	$89	0.84%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SMID Cap Equity Fund's Class I Shares returned 10.90% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2500 Index (the "Index") returned 36.72% for the twelve months ended June 30, 2026.
  The Fund's security selection in financials and technology detracted from performance.
  The Fund's security selection in basic materials and consumer staples contributed to performance.
  The Fund's underweight allocation to Sandisk and overweight allocation to Morningstar detracted from performance.
  The Fund's overweight allocation to MACOM Technology Solutions and Entegris contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SMID Cap Equity Fund (Class I Shares)	June 1, 1991	10.90%	3.88%	7.76%
Russell 3000 Index		22.82	12.31	15.06
Russell 2500 Index		36.72	8.30	12.25

Performance Inception Date	Jun. 01, 1991
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 314,568,000
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 1,493,000
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$314,568
Total number of portfolio holdings	116
Portfolio turnover rate	60%
Total advisory fees paid (000's)	$1,493

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173563 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SMID Cap Equity Fund
Class Name	Class R3 Shares
Trading Symbol	WOOOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SMID Cap Equity Fund (Class R3 Shares)	$115	1.09%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SMID Cap Equity Fund's Class R3 Shares returned 10.61% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2500 Index (the "Index") returned 36.72% for the twelve months ended June 30, 2026.
  The Fund's security selection in financials and technology detracted from performance.
  The Fund's security selection in basic materials and consumer staples contributed to performance.
  The Fund's underweight allocation to Sandisk and overweight allocation to Morningstar detracted from performance.
  The Fund's overweight allocation to MACOM Technology Solutions and Entegris contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SMID Cap Equity Fund (Class R3 Shares)	September 9, 2016	10.61%	3.62%	7.49%
Russell 3000 Index		22.82	12.31	15.06
Russell 2500 Index		36.72	8.30	12.25

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 314,568,000
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 1,493,000
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$314,568
Total number of portfolio holdings	116
Portfolio turnover rate	60%
Total advisory fees paid (000's)	$1,493

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000162349 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SMID Cap Equity Fund
Class Name	Class R6 Shares
Trading Symbol	WOOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SMID Cap Equity Fund (Class R6 Shares)	$63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SMID Cap Equity Fund's Class R6 Shares returned 11.15% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2500 Index (the "Index") returned 36.72% for the twelve months ended June 30, 2026.
  The Fund's security selection in financials and technology detracted from performance.
  The Fund's security selection in basic materials and consumer staples contributed to performance.
  The Fund's underweight allocation to Sandisk and overweight allocation to Morningstar detracted from performance.
  The Fund's overweight allocation to MACOM Technology Solutions and Entegris contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SMID Cap Equity Fund (Class R6 Shares)	November 2, 2015	11.15%	4.15%	8.03%
Russell 3000 Index		22.82	12.31	15.06
Russell 2500 Index		36.72	8.30	12.25

Performance Inception Date	Nov. 02, 2015
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 314,568,000
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 1,493,000
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$314,568
Total number of portfolio holdings	116
Portfolio turnover rate	60%
Total advisory fees paid (000's)	$1,493

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000093777 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Growth Fund
Class Name	Class R6 Shares
Trading Symbol	JLGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Growth Fund (Class R6 Shares)	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 15.56% for the twelve months ended June 30, 2026. The Russell 1000 Index returned 22.02% and the Russell 1000 Growth Index ("the Index") returned 17.71% for the twelve months ended June 30, 2026.
  The Fund’s overweight allocation to the health care sector and security selection in the consumer discretionary sector detracted from relative performance.
  The Fund’s underweight allocation to Apple and not owning KLA detracted from relative performance.
  The Fund’s security selection in the telecommunications and industrials sectors contributed to relative performance.
  The Fund’s overweight allocation to Western Digital and underweight allocation to Microsoft contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Growth Fund (Class R6 Shares)	November 30, 2010	15.56%	12.66%	20.30%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Growth Index		17.71	13.71	18.58

Performance Inception Date	Nov. 30, 2010
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 121,692,648,000
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 503,730,000
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$121,692,648
Total number of portfolio holdings	82
Portfolio turnover rate	72%
Total advisory fees paid (000's)	$503,730

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000076449 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Growth Fund
Class Name	Class R5 Shares
Trading Symbol	JLGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Growth Fund (Class R5 Shares)	$58	0.54%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R5 Shares returned 15.45% for the twelve months ended June 30, 2026. The Russell 1000 Index returned 22.02% and the Russell 1000 Growth Index ("the Index") returned 17.71% for the twelve months ended June 30, 2026.
  The Fund’s overweight allocation to the health care sector and security selection in the consumer discretionary sector detracted from relative performance.
  The Fund’s underweight allocation to Apple and not owning KLA detracted from relative performance.
  The Fund’s security selection in the telecommunications and industrials sectors contributed to relative performance.
  The Fund’s overweight allocation to Western Digital and underweight allocation to Microsoft contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Growth Fund (Class R5 Shares)	April 14, 2009	15.45%	12.55%	20.18%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Growth Index		17.71	13.71	18.58

Performance Inception Date	Apr. 14, 2009
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 121,692,648,000
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 503,730,000
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$121,692,648
Total number of portfolio holdings	82
Portfolio turnover rate	72%
Total advisory fees paid (000's)	$503,730

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173566 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Growth Fund
Class Name	Class R4 Shares
Trading Symbol	JLGQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Growth Fund (Class R4 Shares)	$74	0.69%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R4 Shares returned 15.26% for the twelve months ended June 30, 2026. The Russell 1000 Index returned 22.02% and the Russell 1000 Growth Index ("the Index") returned 17.71% for the twelve months ended June 30, 2026.
  The Fund’s overweight allocation to the health care sector and security selection in the consumer discretionary sector detracted from relative performance.
  The Fund’s underweight allocation to Apple and not owning KLA detracted from relative performance.
  The Fund’s security selection in the telecommunications and industrials sectors contributed to relative performance.
  The Fund’s overweight allocation to Western Digital and underweight allocation to Microsoft contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Growth Fund (Class R4 Shares)	September 9, 2016	15.26%	12.38%	19.99%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Growth Index		17.71	13.71	18.58

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 121,692,648,000
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 503,730,000
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$121,692,648
Total number of portfolio holdings	82
Portfolio turnover rate	72%
Total advisory fees paid (000's)	$503,730

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173565 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Growth Fund
Class Name	Class R3 Shares
Trading Symbol	JLGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Growth Fund (Class R3 Shares)	$101	0.94%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R3 Shares returned 14.98% for the twelve months ended June 30, 2026. The Russell 1000 Index returned 22.02% and the Russell 1000 Growth Index ("the Index") returned 17.71% for the twelve months ended June 30, 2026.
  The Fund’s overweight allocation to the health care sector and security selection in the consumer discretionary sector detracted from relative performance.
  The Fund’s underweight allocation to Apple and not owning KLA detracted from relative performance.
  The Fund’s security selection in the telecommunications and industrials sectors contributed to relative performance.
  The Fund’s overweight allocation to Western Digital and underweight allocation to Microsoft contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Growth Fund (Class R3 Shares)	September 9, 2016	14.98%	12.10%	19.70%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Growth Index		17.71	13.71	18.58

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 121,692,648,000
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 503,730,000
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$121,692,648
Total number of portfolio holdings	82
Portfolio turnover rate	72%
Total advisory fees paid (000's)	$503,730

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000070644 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Growth Fund
Class Name	Class R2 Shares
Trading Symbol	JLGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Growth Fund (Class R2 Shares)	$127	1.19%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R2 Shares returned 14.69% for the twelve months ended June 30, 2026. The Russell 1000 Index returned 22.02% and the Russell 1000 Growth Index ("the Index") returned 17.71% for the twelve months ended June 30, 2026.
  The Fund’s overweight allocation to the health care sector and security selection in the consumer discretionary sector detracted from relative performance.
  The Fund’s underweight allocation to Apple and not owning KLA detracted from relative performance.
  The Fund’s security selection in the telecommunications and industrials sectors contributed to relative performance.
  The Fund’s overweight allocation to Western Digital and underweight allocation to Microsoft contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Growth Fund (Class R2 Shares)	November 3, 2008	14.69%	11.82%	19.41%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Growth Index		17.71	13.71	18.58

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 121,692,648,000
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 503,730,000
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$121,692,648
Total number of portfolio holdings	82
Portfolio turnover rate	72%
Total advisory fees paid (000's)	$503,730

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010797 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Growth Fund
Class Name	Class I Shares
Trading Symbol	SEEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Growth Fund (Class I Shares)	$74	0.69%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 15.26% for the twelve months ended June 30, 2026. The Russell 1000 Index returned 22.02% and the Russell 1000 Growth Index ("the Index") returned 17.71% for the twelve months ended June 30, 2026.
  The Fund’s overweight allocation to the health care sector and security selection in the consumer discretionary sector detracted from relative performance.
  The Fund’s underweight allocation to Apple and not owning KLA detracted from relative performance.
  The Fund’s security selection in the telecommunications and industrials sectors contributed to relative performance.
  The Fund’s overweight allocation to Western Digital and underweight allocation to Microsoft contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Growth Fund (Class I Shares)	February 28, 1992	15.26%	12.38%	19.99%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Growth Index		17.71	13.71	18.58

Performance Inception Date	Feb. 28, 1992
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 121,692,648,000
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 503,730,000
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$121,692,648
Total number of portfolio holdings	82
Portfolio turnover rate	72%
Total advisory fees paid (000's)	$503,730

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010800 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Growth Fund
Class Name	Class C Shares
Trading Symbol	OLGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Growth Fund (Class C Shares)	$154	1.44%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 14.42% for the twelve months ended June 30, 2026. The Russell 1000 Index returned 22.02% and the Russell 1000 Growth Index ("the Index") returned 17.71% for the twelve months ended June 30, 2026.
  The Fund’s overweight allocation to the health care sector and security selection in the consumer discretionary sector detracted from relative performance.
  The Fund’s underweight allocation to Apple and not owning KLA detracted from relative performance.
  The Fund’s security selection in the telecommunications and industrials sectors contributed to relative performance.
  The Fund’s overweight allocation to Western Digital and underweight allocation to Microsoft contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Growth Fund (Class C Shares)	November 4, 1997	13.42%	11.54%	19.23%
JPMorgan Large Cap Growth Fund (Class C Shares) - excluding sales charge		14.42	11.54	19.23
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Growth Index		17.71	13.71	18.58

Performance Inception Date	Nov. 04, 1997
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 121,692,648,000
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 503,730,000
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$121,692,648
Total number of portfolio holdings	82
Portfolio turnover rate	72%
Total advisory fees paid (000's)	$503,730

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010798 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Growth Fund
Class Name	Class A Shares
Trading Symbol	OLGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Growth Fund (Class A Shares)	$101	0.94%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 14.97% for the twelve months ended June 30, 2026. The Russell 1000 Index returned 22.02% and the Russell 1000 Growth Index ("the Index") returned 17.71% for the twelve months ended June 30, 2026.
  The Fund’s overweight allocation to the health care sector and security selection in the consumer discretionary sector detracted from relative performance.
  The Fund’s underweight allocation to Apple and not owning KLA detracted from relative performance.
  The Fund’s security selection in the telecommunications and industrials sectors contributed to relative performance.
  The Fund’s overweight allocation to Western Digital and underweight allocation to Microsoft contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Growth Fund (Class A Shares)	February 22, 1994	8.93%	10.89%	19.07%
JPMorgan Large Cap Growth Fund (Class A Shares) - excluding sales charge		14.97	12.10	19.71
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Growth Index		17.71	13.71	18.58

Performance Inception Date	Feb. 22, 1994
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 121,692,648,000
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 503,730,000
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$121,692,648
Total number of portfolio holdings	82
Portfolio turnover rate	72%
Total advisory fees paid (000's)	$503,730

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010803 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Value Fund
Class Name	Class A Shares
Trading Symbol	OLVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Value Fund (Class A Shares)	$103	0.93%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 21.28% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Value Index returned 27.12% for the twelve months ended June 30, 2026.
  The Fund's security selection in the health care and communication services sectors detracted from performance.
  The Fund's security selection in the information technology sector and underweight allocation to consumer staples contributed to performance.
  The Fund's underweight allocation to Intel and overweight allocation to FMC detracted from performance.
  The Fund's overweight allocation to Western Digital and Corning contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Value Fund (Class A Shares)	February 18, 1992	14.89%	9.19%	12.25%
JPMorgan Large Cap Value Fund (Class A Shares) - excluding sales charge		21.28	10.37	12.85
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Value Index		27.12	11.17	11.52

Performance Inception Date	Feb. 18, 1992
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,159,976,000
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 19,528,000
Investment Company Portfolio Turnover	223.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,159,976
Total number of portfolio holdings	103
Portfolio turnover rate	223%
Total advisory fees paid (000's)	$19,528

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010805 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Value Fund
Class Name	Class C Shares
Trading Symbol	OLVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Value Fund (Class C Shares)	$159	1.44%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 20.65% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Value Index returned 27.12% for the twelve months ended June 30, 2026.
  The Fund's security selection in the health care and communication services sectors detracted from performance.
  The Fund's security selection in the information technology sector and underweight allocation to consumer staples contributed to performance.
  The Fund's underweight allocation to Intel and overweight allocation to FMC detracted from performance.
  The Fund's overweight allocation to Western Digital and Corning contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Value Fund (Class C Shares)	March 22, 1999	19.65%	9.80%	12.39%
JPMorgan Large Cap Value Fund (Class C Shares) - excluding sales charge		20.65	9.80	12.39
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Value Index		27.12	11.17	11.52

Performance Inception Date	Mar. 22, 1999
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,159,976,000
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 19,528,000
Investment Company Portfolio Turnover	223.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,159,976
Total number of portfolio holdings	103
Portfolio turnover rate	223%
Total advisory fees paid (000's)	$19,528

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010802 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Value Fund
Class Name	Class I Shares
Trading Symbol	HLQVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-646-341-6869
Additional Information Email	funds@academysecurities.com
Additional Information Website	www.jpmorgan.com/academy
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Value Fund (Class I Shares)	$76	0.69%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 21.64% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Value Index returned 27.12% for the twelve months ended June 30, 2026.
  The Fund's security selection in the health care and communication services sectors detracted from performance.
  The Fund's security selection in the information technology sector and underweight allocation to consumer staples contributed to performance.
  The Fund's underweight allocation to Intel and overweight allocation to FMC detracted from performance.
  The Fund's overweight allocation to Western Digital and Corning contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Value Fund (Class I Shares)	March 1, 1991	21.64%	10.63%	13.11%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Value Index		27.12	11.17	11.52

Performance Inception Date	Mar. 01, 1991
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,159,976,000
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 19,528,000
Investment Company Portfolio Turnover	223.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,159,976
Total number of portfolio holdings	103
Portfolio turnover rate	223%
Total advisory fees paid (000's)	$19,528

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000070645 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Value Fund
Class Name	Class R2 Shares
Trading Symbol	JLVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-646-341-6869
Additional Information Email	funds@academysecurities.com
Additional Information Website	www.jpmorgan.com/academy
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Value Fund (Class R2 Shares)	$131	1.19%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R2 Shares returned 20.99% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Value Index returned 27.12% for the twelve months ended June 30, 2026.
  The Fund's security selection in the health care and communication services sectors detracted from performance.
  The Fund's security selection in the information technology sector and underweight allocation to consumer staples contributed to performance.
  The Fund's underweight allocation to Intel and overweight allocation to FMC detracted from performance.
  The Fund's overweight allocation to Western Digital and Corning contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Value Fund (Class R2 Shares)	November 3, 2008	20.99%	10.08%	12.55%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Value Index		27.12	11.17	11.52

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,159,976,000
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 19,528,000
Investment Company Portfolio Turnover	223.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,159,976
Total number of portfolio holdings	103
Portfolio turnover rate	223%
Total advisory fees paid (000's)	$19,528

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000205210 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Value Fund
Class Name	Class R3 Shares
Trading Symbol	OLVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-646-341-6869
Additional Information Email	funds@academysecurities.com
Additional Information Website	www.jpmorgan.com/academy
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Value Fund (Class R3 Shares)	$104	0.94%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R3 Shares returned 21.28% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Value Index returned 27.12% for the twelve months ended June 30, 2026.
  The Fund's security selection in the health care and communication services sectors detracted from performance.
  The Fund's security selection in the information technology sector and underweight allocation to consumer staples contributed to performance.
  The Fund's underweight allocation to Intel and overweight allocation to FMC detracted from performance.
  The Fund's overweight allocation to Western Digital and Corning contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Value Fund (Class R3 Shares)	October 1, 2018	21.28%	10.36%	12.84%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Value Index		27.12	11.17	11.52

Performance Inception Date	Oct. 01, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,159,976,000
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 19,528,000
Investment Company Portfolio Turnover	223.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,159,976
Total number of portfolio holdings	103
Portfolio turnover rate	223%
Total advisory fees paid (000's)	$19,528

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000205209 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Value Fund
Class Name	Class R4 Shares
Trading Symbol	OLVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-646-341-6869
Additional Information Email	funds@academysecurities.com
Additional Information Website	www.jpmorgan.com/academy
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Value Fund (Class R4 Shares)	$76	0.69%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R4 Shares returned 21.61% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Value Index returned 27.12% for the twelve months ended June 30, 2026.
  The Fund's security selection in the health care and communication services sectors detracted from performance.
  The Fund's security selection in the information technology sector and underweight allocation to consumer staples contributed to performance.
  The Fund's underweight allocation to Intel and overweight allocation to FMC detracted from performance.
  The Fund's overweight allocation to Western Digital and Corning contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Value Fund (Class R4 Shares)	October 1, 2018	21.61%	10.65%	13.11%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Value Index		27.12	11.17	11.52

Performance Inception Date	Oct. 01, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,159,976,000
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 19,528,000
Investment Company Portfolio Turnover	223.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,159,976
Total number of portfolio holdings	103
Portfolio turnover rate	223%
Total advisory fees paid (000's)	$19,528

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000033523 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Value Fund
Class Name	Class R5 Shares
Trading Symbol	JLVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-646-341-6869
Additional Information Email	funds@academysecurities.com
Additional Information Website	www.jpmorgan.com/academy
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Value Fund (Class R5 Shares)	$60	0.54%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R5 Shares returned 21.79% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Value Index returned 27.12% for the twelve months ended June 30, 2026.
  The Fund's security selection in the health care and communication services sectors detracted from performance.
  The Fund's security selection in the information technology sector and underweight allocation to consumer staples contributed to performance.
  The Fund's underweight allocation to Intel and overweight allocation to FMC detracted from performance.
  The Fund's overweight allocation to Western Digital and Corning contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Value Fund (Class R5 Shares)	May 15, 2006	21.79%	10.81%	13.28%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Value Index		27.12	11.17	11.52

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,159,976,000
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 19,528,000
Investment Company Portfolio Turnover	223.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,159,976
Total number of portfolio holdings	103
Portfolio turnover rate	223%
Total advisory fees paid (000's)	$19,528

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000093778 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Value Fund
Class Name	Class R6 Shares
Trading Symbol	JLVMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-646-341-6869
Additional Information Email	funds@academysecurities.com
Additional Information Website	www.jpmorgan.com/academy
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Value Fund (Class R6 Shares)	$49	0.44%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 21.93% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Value Index returned 27.12% for the twelve months ended June 30, 2026.
  The Fund's security selection in the health care and communication services sectors detracted from performance.
  The Fund's security selection in the information technology sector and underweight allocation to consumer staples contributed to performance.
  The Fund's underweight allocation to Intel and overweight allocation to FMC detracted from performance.
  The Fund's overweight allocation to Western Digital and Corning contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Value Fund (Class R6 Shares)	November 30, 2010	21.93%	10.91%	13.39%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Value Index		27.12	11.17	11.52

Performance Inception Date	Nov. 30, 2010
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,159,976,000
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 19,528,000
Investment Company Portfolio Turnover	223.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,159,976
Total number of portfolio holdings	103
Portfolio turnover rate	223%
Total advisory fees paid (000's)	$19,528

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000093779 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Growth Fund
Class Name	Class R6 Shares
Trading Symbol	JGSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class R6 Shares)	$89	0.74%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class R6 Shares returned 39.77% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Growth Index (the "Index") returned 38.74% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and health care sectors contributed to relative performance.
  The Fund’s overweight allocations to Vicor and DigitalOcean contributed to relative performance.
  The Fund’s security selection in the consumer discretionary sector and underweight allocation to the telecommunications sector detracted from relative performance.
  The Fund’s underweight allocation to Bloom Energy and overweight allocation to BlackLine detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class R6 Shares)	November 30, 2010	39.77%	2.25%	14.27%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Growth Index		38.74	5.57	11.97

Performance Inception Date	Nov. 30, 2010
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,592,081,000
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 17,691,000
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,592,081
Total number of portfolio holdings	145
Portfolio turnover rate	82%
Total advisory fees paid (000's)	$17,691

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173240 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Growth Fund
Class Name	Class R5 Shares
Trading Symbol	JGSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class R5 Shares)	$101	0.84%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class R5 Shares returned 39.65% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Growth Index (the "Index") returned 38.74% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and health care sectors contributed to relative performance.
  The Fund’s overweight allocations to Vicor and DigitalOcean contributed to relative performance.
  The Fund’s security selection in the consumer discretionary sector and underweight allocation to the telecommunications sector detracted from relative performance.
  The Fund’s underweight allocation to Bloom Energy and overweight allocation to BlackLine detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class R5 Shares)	September 9, 2016	39.65%	2.15%	14.16%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Growth Index		38.74	5.57	11.97

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,592,081,000
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 17,691,000
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,592,081
Total number of portfolio holdings	145
Portfolio turnover rate	82%
Total advisory fees paid (000's)	$17,691

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000190883 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Growth Fund
Class Name	Class R4 Shares
Trading Symbol	JGLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class R4 Shares)	$118	0.99%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class R4 Shares returned 39.42% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Growth Index (the "Index") returned 38.74% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and health care sectors contributed to relative performance.
  The Fund’s overweight allocations to Vicor and DigitalOcean contributed to relative performance.
  The Fund’s security selection in the consumer discretionary sector and underweight allocation to the telecommunications sector detracted from relative performance.
  The Fund’s underweight allocation to Bloom Energy and overweight allocation to BlackLine detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class R4 Shares)	July 31, 2017	39.42%	2.00%	13.99%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Growth Index		38.74	5.57	11.97

Performance Inception Date	Jul. 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,592,081,000
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 17,691,000
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,592,081
Total number of portfolio holdings	145
Portfolio turnover rate	82%
Total advisory fees paid (000's)	$17,691

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000190882 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Growth Fund
Class Name	Class R3 Shares
Trading Symbol	JGRQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class R3 Shares)	$148	1.24%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class R3 Shares returned 39.12% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Growth Index (the "Index") returned 38.74% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and health care sectors contributed to relative performance.
  The Fund’s overweight allocations to Vicor and DigitalOcean contributed to relative performance.
  The Fund’s security selection in the consumer discretionary sector and underweight allocation to the telecommunications sector detracted from relative performance.
  The Fund’s underweight allocation to Bloom Energy and overweight allocation to BlackLine detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class R3 Shares)	July 31, 2017	39.12%	1.74%	13.70%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Growth Index		38.74	5.57	11.97

Performance Inception Date	Jul. 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,592,081,000
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 17,691,000
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,592,081
Total number of portfolio holdings	145
Portfolio turnover rate	82%
Total advisory fees paid (000's)	$17,691

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000070647 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Growth Fund
Class Name	Class R2 Shares
Trading Symbol	JSGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class R2 Shares)	$178	1.49%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class R2 Shares returned 38.67% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Growth Index (the "Index") returned 38.74% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and health care sectors contributed to relative performance.
  The Fund’s overweight allocations to Vicor and DigitalOcean contributed to relative performance.
  The Fund’s security selection in the consumer discretionary sector and underweight allocation to the telecommunications sector detracted from relative performance.
  The Fund’s underweight allocation to Bloom Energy and overweight allocation to BlackLine detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class R2 Shares)	November 3, 2008	38.67%	1.49%	13.41%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Growth Index		38.74	5.57	11.97

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,592,081,000
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 17,691,000
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,592,081
Total number of portfolio holdings	145
Portfolio turnover rate	82%
Total advisory fees paid (000's)	$17,691

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010812 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Growth Fund
Class Name	Class L Shares
Trading Symbol	JISGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class L Shares)	$101	0.84%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class L Shares returned 39.61% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Growth Index (the "Index") returned 38.74% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and health care sectors contributed to relative performance.
  The Fund’s overweight allocations to Vicor and DigitalOcean contributed to relative performance.
  The Fund’s security selection in the consumer discretionary sector and underweight allocation to the telecommunications sector detracted from relative performance.
  The Fund’s underweight allocation to Bloom Energy and overweight allocation to BlackLine detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class L Shares)	February 19, 2005	39.61%	2.15%	14.16%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Growth Index		38.74	5.57	11.97

Performance Inception Date	Feb. 19, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,592,081,000
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 17,691,000
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,592,081
Total number of portfolio holdings	145
Portfolio turnover rate	82%
Total advisory fees paid (000's)	$17,691

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010811 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Growth Fund
Class Name	Class I Shares
Trading Symbol	OGGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class I Shares)	$118	0.99%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class I Shares returned 39.37% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Growth Index (the "Index") returned 38.74% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and health care sectors contributed to relative performance.
  The Fund’s overweight allocations to Vicor and DigitalOcean contributed to relative performance.
  The Fund’s security selection in the consumer discretionary sector and underweight allocation to the telecommunications sector detracted from relative performance.
  The Fund’s underweight allocation to Bloom Energy and overweight allocation to BlackLine detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class I Shares)	March 26, 1996	39.37%	1.99%	13.98%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Growth Index		38.74	5.57	11.97

Performance Inception Date	Mar. 26, 1996
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,592,081,000
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 17,691,000
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,592,081
Total number of portfolio holdings	145
Portfolio turnover rate	82%
Total advisory fees paid (000's)	$17,691

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010815 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Growth Fund
Class Name	Class C Shares
Trading Symbol	OSGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class C Shares)	$207	1.74%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class C Shares, without a sales charge, returned 38.44% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Growth Index (the "Index") returned 38.74% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and health care sectors contributed to relative performance.
  The Fund’s overweight allocations to Vicor and DigitalOcean contributed to relative performance.
  The Fund’s security selection in the consumer discretionary sector and underweight allocation to the telecommunications sector detracted from relative performance.
  The Fund’s underweight allocation to Bloom Energy and overweight allocation to BlackLine detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class C Shares)	November 4, 1997	37.44%	1.24%	13.25%
JPMorgan Small Cap Growth Fund (Class C Shares) - excluding sales charge		38.44	1.24	13.25
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Growth Index		38.74	5.57	11.97

Performance Inception Date	Nov. 04, 1997
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,592,081,000
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 17,691,000
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,592,081
Total number of portfolio holdings	145
Portfolio turnover rate	82%
Total advisory fees paid (000's)	$17,691

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010813 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Growth Fund
Class Name	Class A Shares
Trading Symbol	PGSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class A Shares)	$148	1.24%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class A Shares, without a sales charge, returned 39.09% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Growth Index (the "Index") returned 38.74% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and health care sectors contributed to relative performance.
  The Fund’s overweight allocations to Vicor and DigitalOcean contributed to relative performance.
  The Fund’s security selection in the consumer discretionary sector and underweight allocation to the telecommunications sector detracted from relative performance.
  The Fund’s underweight allocation to Bloom Energy and overweight allocation to BlackLine detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class A Shares)	July 1, 1991	31.82%	0.65%	13.09%
JPMorgan Small Cap Growth Fund (Class A Shares) - excluding sales charge		39.09	1.74	13.70
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Growth Index		38.74	5.57	11.97

Performance Inception Date	Jul. 01, 1991
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,592,081,000
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 17,691,000
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,592,081
Total number of portfolio holdings	145
Portfolio turnover rate	82%
Total advisory fees paid (000's)	$17,691

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010894 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Value Fund
Class Name	Class A Shares
Trading Symbol	PSOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Value Fund (Class A Shares)	$144	1.19%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Value Fund's Class A Shares, without a sales charge, returned 41.92% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Value Index (the "Index") returned 43.01% for the twelve months ended June 30, 2026.
  The Fund's security selection in the health care and financials sectors detracted from performance.
  The Fund's security selection in the industrials and utilities sectors contributed to performance.
  The Fund's underweight allocation to TTM Technologies and not owning EchoStar detracted from performance.
  The Fund's overweight allocation to Sanmina and Ralliant Corp. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Value Fund (Class A Shares)	January 27, 1995	34.47%	7.26%	9.45%
JPMorgan Small Cap Value Fund (Class A Shares) - excluding sales charge		41.92	8.43	10.04
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Value Index		43.01	8.23	10.89

Performance Inception Date	Jan. 27, 1995
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,315,121,000
Holdings Count | Holding	490
Advisory Fees Paid, Amount	$ 7,875,000
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,315,121
Total number of portfolio holdings	490
Portfolio turnover rate	82%
Total advisory fees paid (000's)	$7,875

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010896 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Value Fund
Class Name	Class C Shares
Trading Symbol	OSVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Value Fund (Class C Shares)	$204	1.69%

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Value Fund's Class C Shares, without a sales charge, returned 41.29% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Value Index (the "Index") returned 43.01% for the twelve months ended June 30, 2026.
  The Fund's security selection in the health care and financials sectors detracted from performance.
  The Fund's security selection in the industrials and utilities sectors contributed to performance.
  The Fund's underweight allocation to TTM Technologies and not owning EchoStar detracted from performance.
  The Fund's overweight allocation to Sanmina and Ralliant Corp. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Value Fund (Class C Shares)	March 22, 1999	40.29%	7.90%	9.60%
JPMorgan Small Cap Value Fund (Class C Shares) - excluding sales charge		41.29	7.90	9.60
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Value Index		43.01	8.23	10.89

Performance Inception Date	Mar. 22, 1999
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,315,121,000
Holdings Count | Holding	490
Advisory Fees Paid, Amount	$ 7,875,000
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,315,121
Total number of portfolio holdings	490
Portfolio turnover rate	82%
Total advisory fees paid (000's)	$7,875

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010893 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Value Fund
Class Name	Class I Shares
Trading Symbol	PSOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Value Fund (Class I Shares)	$114	0.94%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Value Fund's Class I Shares returned 42.30% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Value Index (the "Index") returned 43.01% for the twelve months ended June 30, 2026.
  The Fund's security selection in the health care and financials sectors detracted from performance.
  The Fund's security selection in the industrials and utilities sectors contributed to performance.
  The Fund's underweight allocation to TTM Technologies and not owning EchoStar detracted from performance.
  The Fund's overweight allocation to Sanmina and Ralliant Corp. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Value Fund (Class I Shares)	January 27, 1995	42.30%	8.70%	10.33%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Value Index		43.01	8.23	10.89

Performance Inception Date	Jan. 27, 1995
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,315,121,000
Holdings Count | Holding	490
Advisory Fees Paid, Amount	$ 7,875,000
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,315,121
Total number of portfolio holdings	490
Portfolio turnover rate	82%
Total advisory fees paid (000's)	$7,875

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000070648 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Value Fund
Class Name	Class R2 Shares
Trading Symbol	JSVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Value Fund (Class R2 Shares)	$180	1.49%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Value Fund's Class R2 Shares returned 41.57% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Value Index (the "Index") returned 43.01% for the twelve months ended June 30, 2026.
  The Fund's security selection in the health care and financials sectors detracted from performance.
  The Fund's security selection in the industrials and utilities sectors contributed to performance.
  The Fund's underweight allocation to TTM Technologies and not owning EchoStar detracted from performance.
  The Fund's overweight allocation to Sanmina and Ralliant Corp. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Value Fund (Class R2 Shares)	November 3, 2008	41.57%	8.13%	9.76%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Value Index		43.01	8.23	10.89

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,315,121,000
Holdings Count | Holding	490
Advisory Fees Paid, Amount	$ 7,875,000
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,315,121
Total number of portfolio holdings	490
Portfolio turnover rate	82%
Total advisory fees paid (000's)	$7,875

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173568 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Value Fund
Class Name	Class R3 Shares
Trading Symbol	JSVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Value Fund (Class R3 Shares)	$150	1.24%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Value Fund's Class R3 Shares returned 41.90% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Value Index (the "Index") returned 43.01% for the twelve months ended June 30, 2026.
  The Fund's security selection in the health care and financials sectors detracted from performance.
  The Fund's security selection in the industrials and utilities sectors contributed to performance.
  The Fund's underweight allocation to TTM Technologies and not owning EchoStar detracted from performance.
  The Fund's overweight allocation to Sanmina and Ralliant Corp. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Value Fund (Class R3 Shares)	September 9, 2016	41.90%	8.40%	10.03%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Value Index		43.01	8.23	10.89

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,315,121,000
Holdings Count | Holding	490
Advisory Fees Paid, Amount	$ 7,875,000
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,315,121
Total number of portfolio holdings	490
Portfolio turnover rate	82%
Total advisory fees paid (000's)	$7,875

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173567 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Value Fund
Class Name	Class R4 Shares
Trading Symbol	JSVQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Value Fund (Class R4 Shares)	$120	0.99%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Value Fund's Class R4 Shares returned 42.25% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Value Index (the "Index") returned 43.01% for the twelve months ended June 30, 2026.
  The Fund's security selection in the health care and financials sectors detracted from performance.
  The Fund's security selection in the industrials and utilities sectors contributed to performance.
  The Fund's underweight allocation to TTM Technologies and not owning EchoStar detracted from performance.
  The Fund's overweight allocation to Sanmina and Ralliant Corp. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Value Fund (Class R4 Shares)	September 9, 2016	42.25%	8.67%	10.30%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Value Index		43.01	8.23	10.89

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,315,121,000
Holdings Count | Holding	490
Advisory Fees Paid, Amount	$ 7,875,000
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,315,121
Total number of portfolio holdings	490
Portfolio turnover rate	82%
Total advisory fees paid (000's)	$7,875

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000033524 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Value Fund
Class Name	Class R5 Shares
Trading Symbol	JSVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Value Fund (Class R5 Shares)	$102	0.84%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Value Fund's Class R5 Shares returned 42.47% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Value Index (the "Index") returned 43.01% for the twelve months ended June 30, 2026.
  The Fund's security selection in the health care and financials sectors detracted from performance.
  The Fund's security selection in the industrials and utilities sectors contributed to performance.
  The Fund's underweight allocation to TTM Technologies and not owning EchoStar detracted from performance.
  The Fund's overweight allocation to Sanmina and Ralliant Corp. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Value Fund (Class R5 Shares)	May 15, 2006	42.47%	8.83%	10.47%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Value Index		43.01	8.23	10.89

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,315,121,000
Holdings Count | Holding	490
Advisory Fees Paid, Amount	$ 7,875,000
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,315,121
Total number of portfolio holdings	490
Portfolio turnover rate	82%
Total advisory fees paid (000's)	$7,875

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010897 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Value Fund
Class Name	Class R6 Shares
Trading Symbol	JSVUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Value Fund (Class R6 Shares)	$90	0.74%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Value Fund's Class R6 Shares returned 42.61% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Value Index (the "Index") returned 43.01% for the twelve months ended June 30, 2026.
  The Fund's security selection in the health care and financials sectors detracted from performance.
  The Fund's security selection in the industrials and utilities sectors contributed to performance.
  The Fund's underweight allocation to TTM Technologies and not owning EchoStar detracted from performance.
  The Fund's overweight allocation to Sanmina and Ralliant Corp. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Value Fund (Class R6 Shares)	February 22, 2005	42.61%	8.94%	10.58%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Value Index		43.01	8.23	10.89

Performance Inception Date	Feb. 22, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,315,121,000
Holdings Count | Holding	490
Advisory Fees Paid, Amount	$ 7,875,000
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,315,121
Total number of portfolio holdings	490
Portfolio turnover rate	82%
Total advisory fees paid (000's)	$7,875

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000191459 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Growth Fund
Class Name	Class R6 Shares
Trading Symbol	JFTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Growth Fund (Class R6 Shares)	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 18.48% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82%, the Bloomberg US Intermediate Aggregate Index returned 3.76%, the MSCI EAFE Index (net total return) returned 20.23% and the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds returned 22.79% for the twelve months ended June 30, 2026.
  Relative to the Index, which is an all-equity index, the Fund’s allocation to fixed income was a detractor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Growth Fund (Class R6 Shares)	July 31, 2017	18.48%	9.48%	12.40%
Russell 3000 Index		22.82	12.31	15.06
Bloomberg US Intermediate Aggregate Index		3.76	0.97	1.74
MSCI EAFE Index (net total return)		20.23	9.05	9.66
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds		22.79	9.19	11.52

Performance Inception Date	Jul. 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 7,096,260,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 3,205,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$7,096,260
Total number of portfolio holdings	24
Portfolio turnover rate	4%
Total advisory fees paid (000's)	$3,205

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010902 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Growth Fund
Class Name	Class I Shares
Trading Symbol	ONIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Growth Fund (Class I Shares)	$34	0.31%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 18.19% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82%, the Bloomberg US Intermediate Aggregate Index returned 3.76%, the MSCI EAFE Index (net total return) returned 20.23% and the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds returned 22.79% for the twelve months ended June 30, 2026.
  Relative to the Index, which is an all-equity index, the Fund’s allocation to fixed income was a detractor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Growth Fund (Class I Shares)	December 10, 1996	18.19%	9.21%	12.19%
Russell 3000 Index		22.82	12.31	15.06
Bloomberg US Intermediate Aggregate Index		3.76	0.97	1.74
MSCI EAFE Index (net total return)		20.23	9.05	9.66
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds		22.79	9.19	11.52

Performance Inception Date	Dec. 10, 1996
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 7,096,260,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 3,205,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$7,096,260
Total number of portfolio holdings	24
Portfolio turnover rate	4%
Total advisory fees paid (000's)	$3,205

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010905 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Growth Fund
Class Name	Class C Shares
Trading Symbol	OGGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Growth Fund (Class C Shares)	$116	1.07%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 17.32% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82%, the Bloomberg US Intermediate Aggregate Index returned 3.76%, the MSCI EAFE Index (net total return) returned 20.23% and the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds returned 22.79% for the twelve months ended June 30, 2026.
  Relative to the Index, which is an all-equity index, the Fund’s allocation to fixed income was a detractor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Growth Fund (Class C Shares)	July 1, 1997	16.32%	8.39%	11.43%
JPMorgan Investor Growth Fund (Class C Shares) - excluding sales charge		17.32	8.39	11.43
Russell 3000 Index		22.82	12.31	15.06
Bloomberg US Intermediate Aggregate Index		3.76	0.97	1.74
MSCI EAFE Index (net total return)		20.23	9.05	9.66
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds		22.79	9.19	11.52

Performance Inception Date	Jul. 01, 1997
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 7,096,260,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 3,205,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$7,096,260
Total number of portfolio holdings	24
Portfolio turnover rate	4%
Total advisory fees paid (000's)	$3,205

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010903 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Growth Fund
Class Name	Class A Shares
Trading Symbol	ONGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Growth Fund (Class A Shares)	$60	0.55%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 17.90% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82%, the Bloomberg US Intermediate Aggregate Index returned 3.76%, the MSCI EAFE Index (net total return) returned 20.23% and the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds returned 22.79% for the twelve months ended June 30, 2026.
  Relative to the Index, which is an all-equity index, the Fund’s allocation to fixed income was a detractor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Growth Fund (Class A Shares)	December 10, 1996	12.59%	7.96%	11.41%
JPMorgan Investor Growth Fund (Class A Shares) - excluding sales charge		17.90	8.96	11.92
Russell 3000 Index		22.82	12.31	15.06
Bloomberg US Intermediate Aggregate Index		3.76	0.97	1.74
MSCI EAFE Index (net total return)		20.23	9.05	9.66
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds		22.79	9.19	11.52

Performance Inception Date	Dec. 10, 1996
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 7,096,260,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 3,205,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$7,096,260
Total number of portfolio holdings	24
Portfolio turnover rate	4%
Total advisory fees paid (000's)	$3,205

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010907 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Growth & Income Fund
Class Name	Class A Shares
Trading Symbol	ONGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Growth & Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Growth & Income Fund (Class A Shares)	$59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 14.45% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82%, the Bloomberg US Intermediate Aggregate Index returned 3.76%, the MSCI EAFE Index (net total return) returned 20.23% and the Lipper Mixed-Asset Target Allocation Growth Funds Index returned 17.34% for the twelve months ended June 30, 2026.
  Relative to the Index, which is an all-equity index, the Fund’s allocation to fixed income was a detractor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Growth & Income Fund (Class A Shares)	December 10, 1996	9.27%	6.20%	9.24%
JPMorgan Investor Growth & Income Fund (Class A Shares) - excluding sales charge		14.45	7.18	9.74
Russell 3000 Index		22.82	12.31	15.06
Bloomberg US Intermediate Aggregate Index		3.76	0.97	1.74
MSCI EAFE Index (net total return)		20.23	9.05	9.66
Lipper Mixed-Asset Target Allocation Growth Funds Index		17.34	7.70	9.97

Performance Inception Date	Dec. 10, 1996
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,491,957,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 2,563,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,491,957
Total number of portfolio holdings	25
Portfolio turnover rate	10%
Total advisory fees paid (000's)	$2,563

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010909 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Growth & Income Fund
Class Name	Class C Shares
Trading Symbol	ONECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Growth & Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Growth & Income Fund (Class C Shares)	$115	1.07%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 13.80% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82%, the Bloomberg US Intermediate Aggregate Index returned 3.76%, the MSCI EAFE Index (net total return) returned 20.23% and the Lipper Mixed-Asset Target Allocation Growth Funds Index returned 17.34% for the twelve months ended June 30, 2026.
  Relative to the Index, which is an all-equity index, the Fund’s allocation to fixed income was a detractor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Growth & Income Fund (Class C Shares)	July 1, 1997	12.80%	6.62%	9.27%
JPMorgan Investor Growth & Income Fund (Class C Shares) - excluding sales charge		13.80	6.62	9.27
Russell 3000 Index		22.82	12.31	15.06
Bloomberg US Intermediate Aggregate Index		3.76	0.97	1.74
MSCI EAFE Index (net total return)		20.23	9.05	9.66
Lipper Mixed-Asset Target Allocation Growth Funds Index		17.34	7.70	9.97

Performance Inception Date	Jul. 01, 1997
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,491,957,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 2,563,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,491,957
Total number of portfolio holdings	25
Portfolio turnover rate	10%
Total advisory fees paid (000's)	$2,563

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010906 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Growth & Income Fund
Class Name	Class I Shares
Trading Symbol	ONGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Growth & Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Growth & Income Fund (Class I Shares)	$34	0.31%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 14.64% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82%, the Bloomberg US Intermediate Aggregate Index returned 3.76%, the MSCI EAFE Index (net total return) returned 20.23% and the Lipper Mixed-Asset Target Allocation Growth Funds Index returned 17.34% for the twelve months ended June 30, 2026.
  Relative to the Index, which is an all-equity index, the Fund’s allocation to fixed income was a detractor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Growth & Income Fund (Class I Shares)	December 10, 1996	14.64%	7.43%	10.00%
Russell 3000 Index		22.82	12.31	15.06
Bloomberg US Intermediate Aggregate Index		3.76	0.97	1.74
MSCI EAFE Index (net total return)		20.23	9.05	9.66
Lipper Mixed-Asset Target Allocation Growth Funds Index		17.34	7.70	9.97

Performance Inception Date	Dec. 10, 1996
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,491,957,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 2,563,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,491,957
Total number of portfolio holdings	25
Portfolio turnover rate	10%
Total advisory fees paid (000's)	$2,563

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000191460 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Growth & Income Fund
Class Name	Class R6 Shares
Trading Symbol	JFBUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Growth & Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Growth & Income Fund (Class R6 Shares)	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 14.98% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82%, the Bloomberg US Intermediate Aggregate Index returned 3.76%, the MSCI EAFE Index (net total return) returned 20.23% and the Lipper Mixed-Asset Target Allocation Growth Funds Index returned 17.34% for the twelve months ended June 30, 2026.
  Relative to the Index, which is an all-equity index, the Fund’s allocation to fixed income was a detractor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Growth & Income Fund (Class R6 Shares)	July 31, 2017	14.98%	7.70%	10.22%
Russell 3000 Index		22.82	12.31	15.06
Bloomberg US Intermediate Aggregate Index		3.76	0.97	1.74
MSCI EAFE Index (net total return)		20.23	9.05	9.66
Lipper Mixed-Asset Target Allocation Growth Funds Index		17.34	7.70	9.97

Performance Inception Date	Jul. 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,491,957,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 2,563,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,491,957
Total number of portfolio holdings	25
Portfolio turnover rate	10%
Total advisory fees paid (000's)	$2,563

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000191469 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Balanced Fund
Class Name	Class R6 Shares
Trading Symbol	JFQUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Balanced Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Balanced Fund (Class R6 Shares)	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 12.38% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the Bloomberg US Intermediate Aggregate Index (the "Index") returned 3.76%, the Russell 3000 Index returned 22.82%, the MSCI EAFE Index (net total return) returned 20.23%, and the Lipper Mixed-Asset Target Allocation Moderate Funds Index returned 13.68% for the twelve months ended June 30, 2026.
  Relative to the Index, which is an all-fixed income index, the Fund’s diverse allocation to both equity and fixed income was a leading contributor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Balanced Fund (Class R6 Shares)	July 31, 2017	12.38%	6.24%	8.26%
Bloomberg US Aggregate Index		3.79	0.08	1.54
Bloomberg US Intermediate Aggregate Index		3.76	0.97	1.74
Russell 3000 Index		22.82	12.31	15.06
MSCI EAFE Index (net total return)		20.23	9.05	9.66
Lipper Mixed-Asset Target Allocation Moderate Funds Index		13.68	6.30	8.09

Performance Inception Date	Jul. 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,905,858,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,822,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,905,858
Total number of portfolio holdings	26
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$2,822

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010910 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Balanced Fund
Class Name	Class I Shares
Trading Symbol	OIBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Balanced Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Balanced Fund (Class I Shares)	$33	0.31%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 12.16% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the Bloomberg US Intermediate Aggregate Index (the "Index") returned 3.76%, the Russell 3000 Index returned 22.82%, the MSCI EAFE Index (net total return) returned 20.23%, and the Lipper Mixed-Asset Target Allocation Moderate Funds Index returned 13.68% for the twelve months ended June 30, 2026.
  Relative to the Index, which is an all-fixed income index, the Fund’s diverse allocation to both equity and fixed income was a leading contributor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Balanced Fund (Class I Shares)	December 10, 1996	12.16%	5.98%	8.05%
Bloomberg US Aggregate Index		3.79	0.08	1.54
Bloomberg US Intermediate Aggregate Index		3.76	0.97	1.74
Russell 3000 Index		22.82	12.31	15.06
MSCI EAFE Index (net total return)		20.23	9.05	9.66
Lipper Mixed-Asset Target Allocation Moderate Funds Index		13.68	6.30	8.09

Performance Inception Date	Dec. 10, 1996
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,905,858,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,822,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,905,858
Total number of portfolio holdings	26
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$2,822

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010913 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Balanced Fund
Class Name	Class C Shares
Trading Symbol	OGBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Balanced Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Balanced Fund (Class C Shares)	$112	1.06%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 11.33% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the Bloomberg US Intermediate Aggregate Index (the "Index") returned 3.76%, the Russell 3000 Index returned 22.82%, the MSCI EAFE Index (net total return) returned 20.23%, and the Lipper Mixed-Asset Target Allocation Moderate Funds Index returned 13.68% for the twelve months ended June 30, 2026.
  Relative to the Index, which is an all-fixed income index, the Fund’s diverse allocation to both equity and fixed income was a leading contributor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Balanced Fund (Class C Shares)	July 1, 1997	10.33%	5.19%	7.31%
JPMorgan Investor Balanced Fund (Class C Shares) - excluding sales charge		11.33	5.19	7.31
Bloomberg US Aggregate Index		3.79	0.08	1.54
Bloomberg US Intermediate Aggregate Index		3.76	0.97	1.74
Russell 3000 Index		22.82	12.31	15.06
MSCI EAFE Index (net total return)		20.23	9.05	9.66
Lipper Mixed-Asset Target Allocation Moderate Funds Index		13.68	6.30	8.09

Performance Inception Date	Jul. 01, 1997
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,905,858,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,822,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,905,858
Total number of portfolio holdings	26
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$2,822

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010911 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Balanced Fund
Class Name	Class A Shares
Trading Symbol	OGIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Balanced Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Balanced Fund (Class A Shares)	$60	0.56%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 11.85% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the Bloomberg US Intermediate Aggregate Index (the "Index") returned 3.76%, the Russell 3000 Index returned 22.82%, the MSCI EAFE Index (net total return) returned 20.23%, and the Lipper Mixed-Asset Target Allocation Moderate Funds Index returned 13.68% for the twelve months ended June 30, 2026.
  Relative to the Index, which is an all-fixed income index, the Fund’s diverse allocation to both equity and fixed income was a leading contributor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Balanced Fund (Class A Shares)	December 10, 1996	6.79%	4.75%	7.27%
JPMorgan Investor Balanced Fund (Class A Shares) - excluding sales charge		11.85	5.71	7.77
Bloomberg US Aggregate Index		3.79	0.08	1.54
Bloomberg US Intermediate Aggregate Index		3.76	0.97	1.74
Russell 3000 Index		22.82	12.31	15.06
MSCI EAFE Index (net total return)		20.23	9.05	9.66
Lipper Mixed-Asset Target Allocation Moderate Funds Index		13.68	6.30	8.09

Performance Inception Date	Dec. 10, 1996
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,905,858,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,822,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,905,858
Total number of portfolio holdings	26
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$2,822

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010915 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Conservative Growth Fund
Class Name	Class A Shares
Trading Symbol	OICAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Conservative Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Conservative Growth Fund (Class A Shares)	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 8.66% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the Bloomberg US Intermediate Aggregate Index (the "Index") returned 3.76%, the Russell 3000 Index returned 22.82%, the MSCI EAFE Index (net total return) returned 20.23%, and the Lipper Mixed-Asset Target Allocation Conservative Funds Index returned 10.45% for the twelve months ended June 30, 2026.
  Relative to the Index, which is an all fixed-income index, the Fund’s diverse allocation to both equity and fixed income was a leading contributor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Conservative Growth Fund (Class A Shares)	December 10, 1996	3.74%	2.78%	4.91%
JPMorgan Investor Conservative Growth Fund (Class A Shares) - excluding sales charge		8.66	3.72	5.39
Bloomberg US Aggregate Index		3.79	0.08	1.54
Bloomberg US Intermediate Aggregate Index		3.76	0.97	1.74
Russell 3000 Index		22.82	12.31	15.06
MSCI EAFE Index (net total return)		20.23	9.05	9.66
Lipper Mixed-Asset Target Allocation Conservative Funds Index		10.45	3.90	5.26

Performance Inception Date	Dec. 10, 1996
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,462,933,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,077,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,462,933
Total number of portfolio holdings	26
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$2,077

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010917 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Conservative Growth Fund
Class Name	Class C Shares
Trading Symbol	OCGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Conservative Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Conservative Growth Fund (Class C Shares)	$111	1.07%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 8.17% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the Bloomberg US Intermediate Aggregate Index (the "Index") returned 3.76%, the Russell 3000 Index returned 22.82%, the MSCI EAFE Index (net total return) returned 20.23%, and the Lipper Mixed-Asset Target Allocation Conservative Funds Index returned 10.45% for the twelve months ended June 30, 2026.
  Relative to the Index, which is an all fixed-income index, the Fund’s diverse allocation to both equity and fixed income was a leading contributor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Conservative Growth Fund (Class C Shares)	July 1, 1997	7.17%	3.20%	4.95%
JPMorgan Investor Conservative Growth Fund (Class C Shares) - excluding sales charge		8.17	3.20	4.95
Bloomberg US Aggregate Index		3.79	0.08	1.54
Bloomberg US Intermediate Aggregate Index		3.76	0.97	1.74
Russell 3000 Index		22.82	12.31	15.06
MSCI EAFE Index (net total return)		20.23	9.05	9.66
Lipper Mixed-Asset Target Allocation Conservative Funds Index		10.45	3.90	5.26

Performance Inception Date	Jul. 01, 1997
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,462,933,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,077,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,462,933
Total number of portfolio holdings	26
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$2,077

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010914 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Conservative Growth Fund
Class Name	Class I Shares
Trading Symbol	ONCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Conservative Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Conservative Growth Fund (Class I Shares)	$33	0.31%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 8.86% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the Bloomberg US Intermediate Aggregate Index (the "Index") returned 3.76%, the Russell 3000 Index returned 22.82%, the MSCI EAFE Index (net total return) returned 20.23%, and the Lipper Mixed-Asset Target Allocation Conservative Funds Index returned 10.45% for the twelve months ended June 30, 2026.
  Relative to the Index, which is an all fixed-income index, the Fund’s diverse allocation to both equity and fixed income was a leading contributor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Conservative Growth Fund (Class I Shares)	December 10, 1996	8.86%	3.98%	5.65%
Bloomberg US Aggregate Index		3.79	0.08	1.54
Bloomberg US Intermediate Aggregate Index		3.76	0.97	1.74
Russell 3000 Index		22.82	12.31	15.06
MSCI EAFE Index (net total return)		20.23	9.05	9.66
Lipper Mixed-Asset Target Allocation Conservative Funds Index		10.45	3.90	5.26

Performance Inception Date	Dec. 10, 1996
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,462,933,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,077,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,462,933
Total number of portfolio holdings	26
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$2,077

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000191474 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Conservative Growth Fund
Class Name	Class R6 Shares
Trading Symbol	JFLJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Conservative Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Conservative Growth Fund (Class R6 Shares)	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 9.14% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the Bloomberg US Intermediate Aggregate Index (the "Index") returned 3.76%, the Russell 3000 Index returned 22.82%, the MSCI EAFE Index (net total return) returned 20.23%, and the Lipper Mixed-Asset Target Allocation Conservative Funds Index returned 10.45% for the twelve months ended June 30, 2026.
  Relative to the Index, which is an all fixed-income index, the Fund’s diverse allocation to both equity and fixed income was a leading contributor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Conservative Growth Fund (Class R6 Shares)	July 31, 2017	9.14%	4.24%	5.86%
Bloomberg US Aggregate Index		3.79	0.08	1.54
Bloomberg US Intermediate Aggregate Index		3.76	0.97	1.74
Russell 3000 Index		22.82	12.31	15.06
MSCI EAFE Index (net total return)		20.23	9.05	9.66
Lipper Mixed-Asset Target Allocation Conservative Funds Index		10.45	3.90	5.26

Performance Inception Date	Jul. 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,462,933,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,077,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,462,933
Total number of portfolio holdings	26
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$2,077

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)